Employee benefit obligations - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details)	Mar. 31, 2024	Mar. 31, 2023
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of discount rates | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.70%	5.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.40%)	(4.90%)
Actuarial assumption of discount rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	8.60%	8.30%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(7.50%)	(7.30%)
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	7.00%	7.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(6.40%)	(6.60%)
Actuarial assumption of discount rates | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.50%	4.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.20%)	(4.10%)
Actuarial assumption of discount rates | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.40%	5.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.90%)	(5.10%)
Actuarial assumption of discount rates | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.60%	6.70%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.10%)	(6.10%)
Actuarial assumption of discount rates | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	3.40%	3.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.30%)	(3.70%)
Actuarial assumption of discount rates | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	11.30%	11.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(9.90%)	(10.30%)
Actuarial assumption of discount rates | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	7.00%	5.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(6.40%)	(5.10%)
Actuarial assumption of discount rates | Lebanon
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	9.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(8.50%)
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.40%)	(4.90%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.60%	5.20%
Actuarial assumption of expected rates of salary increases | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.50%)	(0.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.50%)	(6.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	7.00%	7.20%
Actuarial assumption of expected rates of salary increases | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.00%)	(4.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.30%	4.20%
Actuarial assumption of expected rates of salary increases | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.90%)	(5.10%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.30%	5.50%
Actuarial assumption of expected rates of salary increases | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.10%)	(6.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.50%	6.50%
Actuarial assumption of expected rates of salary increases | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(3.20%)	(3.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	3.30%	3.80%
Actuarial assumption of expected rates of salary increases | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(9.50%)	(9.80%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	10.50%	10.90%
Actuarial assumption of expected rates of salary increases | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.40%)	(5.10%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	7.00%	5.40%
Actuarial assumption of expected rates of salary increases | Lebanon
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.60%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%	10.00%
Actuarial assumption of mortality rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	1.00%	0.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(1.10%)	(1.00%)